Summary of Significant Accounting Policies (Details)			3 Months Ended		12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 15, 2023 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Operating segment	1	1			1
Revenue			$ 700,000		$ 59,000
Accounts receivable			$ 253,000		150,000
Inventory reserve		$ 1,200,000			$ 1,200,000
Useful lives	15 years	15 years	15 years		15 years
Depreciation expense					$ 7,000
Impairment loss			$ 5,192,000
impairment loss approximately			5,200,000		267,000
Accounts receivable		$ 87,000			$ 87,000	$ 150,000
Development Services [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue			600,000
Product Sales [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue			$ 100,000
Property and Equipment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Useful lives		2 years			2 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Useful lives		10 years			10 years
Impairment of Long-Lived Assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment loss					$ 14,700,000